Right-of-use asset and lease liability (Tables)	12 Months Ended
Dec. 31, 2020
Right-of-use asset and lease liability
Schedule of right of use asset and lease liability

Carrying
value

Cost:
Balance as at January 1, 2019	$114
Additions to right-of-use asset	204
Currency translation adjustment (note 2 (c))	8
Balance as at December 31, 2019	326
Additions to right-of-use asset	535
Derecognition due to lease modification	(59)
Balance as at December 31, 2020	$802

Accumulated amortization:
Balance as at January 1, 2019	$—
Depreciation	(120)
Currency translation adjustment (note 2 (c))	(2)
Balance as at December 31, 2019	(122)
Depreciation	(179)
Balance as at December 31, 2020	$(301)

Net carrying value:
Balance as at January 1, 2019	$114
Balance as at December 31, 2019	204
Balance as at December 31, 2020	501

Lease liability:

Carrying
value

Balance as at January 1, 2019	$114

Additions to lease liability	204

Interest expense	12
Principal repayment	(146)
Currency translation adjustment (note 2 (c))	4
Balance as at December 31, 2019	$188

Addition to lease liability	535
Derecognition due to lease modification	(55)

Interest expense	17
Principal repayment	(187)
Foreign exchange loss	5
Balance as at December 31, 2020	$503
Current portion of lease liability	156
Non-current portion of lease liability	$347

Schedule of minimum annual payments under leases

Years ending December 31,

2021	$184
2022	206
2023 and after	162
$552